UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Montrica Global Opportunities Master Fund
           -----------------------------------------------------
Address:   PO BOX 309 GT, Ugland House
           South Church Street
           George Town, Cayman Islands BWI
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Haas
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  44 20 7761 4400
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Haas                    London, England                   5/14/2008
-----------------                   ---------------                   ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            9
                                         -----------
Form 13F Information Table Value Total:      $31,722
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
May 08 Puts on PPG US          PUT              693506957      150     250     PUT                       250      0    0
June 08 Puts on NDXW           PUT              337345952      220      35     PUT                        35      0    0
June 08 Puts on RUY            PUT              464287955      326      75     PUT                        75      0    0
FORDING CANADIAN COAL TRUST    TR UNIT          345425102      652   12500                             12500      0    0
June 08 Puts on URI US         PUT              911363959      666    4300     PUT                      4300      0    0
July 08 Puts on OIH US         PUT              678002956      685     770     PUT                       770      0    0
June 08 Puts on URI US         PUT              911363959     1204    4300     PUT                      4300      0    0
DAIMLERCHRYSLER AG-REG         REG SHS          D1668R123     9838  115000                            115000      0    0
VIRGIN MEDIA INC               COM              92769L101    17981 1278021                           1278021      0    0